UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

September 30, 2004

1.808781.100

NMI-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.6%
		Principal Amount (c)	Value
Argentina - 0.5%
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		$ 2,390,000	$ 2,390,000
Telefonica de Argentina SA 9.125% 11/7/10		2,255,000	2,283,188
TOTAL ARGENTINA			4,673,188
Bahamas (Nassau) - 0.1%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (e)		900,000	965,250
Bermuda - 0.2%
APP China Group Ltd.:
14% 3/15/10 (b)(e)		3,855,000	828,825
14% 3/15/10 (Reg. S) (b)		6,570,000	1,412,550
TOTAL BERMUDA			2,241,375
Brazil - 0.1%
Braskem SA 11.75% 1/22/14 (e)		880,000	948,200
Cayman Islands - 0.1%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		880,000	882,200
Germany - 1.9%
Aries Vermogensverwaltngs GmbH 5.368% 10/25/07 (e)(f)	EUR	8,500,000	10,821,652
Bayerische Hypo-und Vereinsbank AG 8.625% 7/15/11 (e)		3,105,000	3,233,858
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (e)		3,615,000	3,434,250
TOTAL GERMANY			17,489,760
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/05 (b)(e)		4,420,000	265,200
0% 7/5/05 (Reg. S) (b)		1,335,000	80,100
MEI Euro Finance Ltd. 8.75% 5/22/10 (e)		2,170,000	2,140,163
TOTAL INDONESIA			2,485,463
Luxembourg - 0.7%
Millicom International Cellular SA 10% 12/1/13 (e)		6,350,000	6,350,000
Malaysia - 1.4%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		11,310,000	13,275,113
Mexico - 0.1%
Innova S. de R.L. 9.375% 9/19/13		915,000	999,638
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - 0.2%
Hurricane Finance BV:
9.625% 2/12/10 (e)		$ 1,770,000	$ 1,911,600
9.625% 2/12/10 (Reg. S)		50,000	54,000
TOTAL NETHERLANDS			1,965,600
Russia - 3.6%
Mobile Telesystems Finance SA:
9.75% 1/30/08 (e)		12,710,000	13,472,600
9.75% 1/30/08 (Reg. S)		300,000	318,000
OAO Gazprom:
9.625% 3/1/13		8,090,000	8,990,417
10.5% 10/21/09		9,060,000	10,464,300
TOTAL RUSSIA			33,245,317
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		2,195,000	2,500,764
Ukraine - 0.7%
Kyivstar GSM 10.375% 8/17/09 (e)		6,189,000	6,606,758
United States of America - 3.4%
Pemex Project Funding Master Trust:
3.4% 10/15/09 (e)(f)		11,175,000	11,622,000
7.375% 12/15/14		8,705,000	9,488,450
8.625% 2/1/22		4,670,000	5,317,963
9.125% 10/13/10		3,630,000	4,315,163
TOTAL UNITED STATES OF AMERICA			30,743,576
TOTAL NONCONVERTIBLE BONDS (Cost $126,310,169)			125,372,202
Government Obligations - 77.1%

Argentina - 4.5%
Argentine Republic:
BOCON:
4/1/07 February 2002 coupon (b)(i)		2,200,000	733
4/1/07 January 2002 coupon (b)(i)		2,200,000	733
4/1/07 March 2002 coupon (b)(i)		2,200,000	733
2% 4/1/07 (b)(f)		1,547,511	330,000
Brady:
discount 2.4006% 3/31/23 (b)(f)		7,710,000	4,009,200
par L-GP 6% 3/31/23 (b)		13,010,000	6,830,250
3% 3/29/05 (b)(f)		6,921,600	1,834,224
Government Obligations - continued
		Principal Amount (c)	Value
Argentina - continued
Argentine Republic: - continued
1.98% 8/3/12 (f)		$ 6,295,000	$ 4,651,407
9.75% 9/19/27 (b)		13,536,000	3,925,440
11.375% 3/15/10 (b)		7,494,000	2,248,200
11.375% 1/30/17 (b)		10,806,000	3,295,830
11.75% 4/7/09 (b)		6,416,000	1,956,880
11.75% 6/15/15 (b)		11,258,000	3,377,400
12% 6/19/31 (b)		6,089,700	1,787,327
12.25% 6/19/18 (b)		6,818,532	2,011,467
12.375% 2/21/12 (b)		4,745,000	1,470,950
15.5% 12/19/08 (b)		9,741,000	2,922,300
82.329% 4/10/05 (b)(f)		1,180,000	395,300
TOTAL ARGENTINA			41,048,374
Belize - 0.1%
Belize Government 9.75% 6/12/15		1,435,000	1,148,000
Brazil - 18.4%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		52,669,101	52,110,808
debt conversion bond 2.125% 4/15/12 (f)		12,489,412	11,583,929
7.72% 6/29/09 (f)		4,355,000	4,763,281
8.25% 1/20/34		1,940,000	1,731,450
8.875% 4/15/24		14,345,000	13,771,200
9.25% 10/22/10		4,260,000	4,575,240
10% 8/7/11		7,915,000	8,726,288
10.25% 6/17/13		4,870,000	5,391,090
11% 1/11/12		4,645,000	5,330,138
11% 8/17/40		31,125,000	34,922,250
11.5% 3/12/08		4,290,000	4,946,370
12% 4/15/10		4,295,000	5,130,378
12.75% 1/15/20		4,570,000	5,803,900
14.5% 10/15/09		8,605,000	11,100,450
TOTAL BRAZIL			169,886,772
Colombia - 3.1%
Colombian Republic:
8.125% 5/21/24		1,525,000	1,387,750
9.75% 4/23/09		3,590,000	4,038,750
10% 1/23/12		5,205,000	5,764,538
10.375% 1/28/33		1,760,000	1,922,800
10.5% 7/9/10		5,400,000	6,210,000
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
10.75% 1/15/13		$ 3,460,000	$ 3,966,890
11.75% 2/25/20		4,090,000	5,010,250
TOTAL COLOMBIA			28,300,978
Dominican Republic - 0.3%
Dominican Republic:
9.04% 1/23/13 (e)		1,990,000	1,547,225
9.5% 9/27/06 (Reg. S)		1,695,000	1,440,750
TOTAL DOMINICAN REPUBLIC			2,987,975
Ecuador - 1.3%
Ecuador Republic:
8% 8/15/30 (d)(e)		2,484,000	2,024,460
8% 8/15/30 (Reg. S) (d)		6,880,000	5,607,200
12% 11/15/12 (e)		124,000	122,450
12% 11/15/12 (Reg. S)		4,065,000	4,014,188
TOTAL ECUADOR			11,768,298
Egypt - 0.3%
Arab Republic 10.3592% to 10.4534% 11/23/04	EGP	18,050,000	2,852,768
Ivory Coast - 0.3%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (b)(f)		3,880,750	737,343
FLIRB 2% 3/29/18 (Reg. S) (b)(f)		8,730,000	1,571,400
TOTAL IVORY COAST			2,308,743
Lebanon - 1.7%
Lebanese Republic:
7.875% 5/20/11 (e)		3,510,000	3,606,525
10.25% 10/6/09 (Reg. S)		2,280,000	2,599,200
11.625% 5/11/16 (Reg. S)		8,305,000	9,654,563
TOTAL LEBANON			15,860,288
Mexico - 9.8%
United Mexican States:
6.375% 1/16/13		15,535,000	16,358,355
6.625% 3/3/15		3,465,000	3,672,900
6.75% 9/27/34		11,690,000	11,222,400
7.5% 4/8/33		32,745,000	34,431,368
8.125% 12/30/19		11,355,000	13,012,830
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
11.375% 9/15/16		$ 4,285,000	$ 6,288,238
11.5% 5/15/26		3,725,000	5,568,875
TOTAL MEXICO			90,554,966
Nigeria - 1.1%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		10,873,776	10,267,549
warrants 11/15/20 (g)(h)		4,000	1,480
TOTAL NIGERIA			10,269,029
Panama - 1.6%
Panamanian Republic:
8.875% 9/30/27		1,960,000	2,038,400
9.375% 1/16/23		4,580,000	4,992,200
9.625% 2/8/11		6,360,000	7,282,200
TOTAL PANAMA			14,312,800
Peru - 2.6%
Peruvian Republic:
8.75% 11/21/33		1,690,000	1,681,550
9.125% 2/21/12		13,305,000	14,868,338
euro Brady past due interest 5% 3/7/17 (f)		8,522,800	7,798,362
TOTAL PERU			24,348,250
Philippines - 4.6%
Philippine Republic:
8.375% 3/12/09		4,295,000	4,579,544
8.375% 2/15/11		13,159,000	13,356,385
8.875% 3/17/15		5,365,000	5,344,881
9% 2/15/13		3,550,000	3,665,375
9.875% 3/16/10		2,105,000	2,341,813
9.875% 1/15/19		3,450,000	3,557,813
10.625% 3/16/25		8,695,000	9,314,519
TOTAL PHILIPPINES			42,160,330
Russia - 11.9%
Russian Federation:
5% 3/31/30 (d)(e)		17,592,500	16,932,781
5% 3/31/30 (Reg. S) (d)		64,570,000	62,148,615
Government Obligations - continued
		Principal Amount (c)	Value
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)		$ 12,687,000	$ 16,556,535
12.75% 6/24/28 (Reg. S)		9,092,000	13,819,840
TOTAL RUSSIA			109,457,771
Turkey - 4.7%
Turkish Republic:
9.5% 1/15/14		2,165,000	2,457,275
11% 1/14/13		6,600,000	8,093,250
11.5% 1/23/12		4,690,000	5,839,050
11.75% 6/15/10		8,540,000	10,600,275
11.875% 1/15/30		4,390,000	6,058,200
12.375% 6/15/09		6,875,000	8,559,375
22.7799% 4/27/05	TRL	3,480,000,000,000	2,043,855
TOTAL TURKEY			43,651,280
Ukraine - 1.0%
City of Kiev 8.75% 8/8/08		1,315,000	1,380,750
Ukraine Government 6.875% 3/4/11 (e)		7,605,000	7,481,419
TOTAL UKRAINE			8,862,169
Uruguay - 1.5%
Uruguay Republic:
7.25% 2/15/11		6,490,000	6,100,600
7.5% 3/15/15		5,690,000	5,078,325
7.875% 1/15/33 pay-in-kind		3,615,199	2,964,463
TOTAL URUGUAY			14,143,388
Venezuela - 8.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		14,625	0
2.6325% 4/20/11 (f)		11,720,000	10,020,600
5.375% 8/7/10		24,170,000	21,777,170
7% 12/1/18 (Reg. S)		5,375,000	4,541,875
8.5% 10/8/14		3,905,000	3,817,138
9.25% 9/15/27		18,055,000	17,802,230
9.375% 1/13/34		3,900,000	3,853,200
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
10.75% 9/19/13		$ 8,080,000	$ 9,057,680
13.625% 8/15/18		4,615,000	5,907,200
TOTAL VENEZUELA			76,777,093
TOTAL GOVERNMENT OBLIGATIONS (Cost $674,124,025)			710,699,272
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 1.74% (a) (Cost $72,354,838)	72,354,838	72,354,838
	Purchased Options - 0.0%
	Expiration Date/ Strike Price		Underlying Face Amount
	United States of America - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $34,866,452 notional amount of Brazilian Federative Republic 8% 4/15/14 (Cost $132,493)	October 2004/ $98.5	$ 34,496,868		188,279
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $872,921,525)	908,614,591
NET OTHER ASSETS - 1.4%	12,855,201
NET ASSETS - 100%	$ 921,469,792
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
TRL	-	Turkish lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $95,197,416 or 10.3% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
(h) Non-income producing.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $869,979,834. Net unrealized appreciation aggregated $38,634,757, of which $49,999,901 related to appreciated investment securities and $11,365,144 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

September 30, 2004

1.808788.100

FSN-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 48.0%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 6,275	$ 2,836
Nonconvertible Bonds - 47.9%
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.3%
Dana Corp.:
9% 8/15/11		2,700	3,254
10.125% 3/15/10		855	975
EaglePicher, Inc. 9.75% 9/1/13		1,780	1,820
Stoneridge, Inc. 11.5% 5/1/12		635	721
Tenneco Automotive, Inc. 11.625% 10/15/09		380	401
United Components, Inc. 9.375% 6/15/13		610	657
			7,828
Automobiles - 0.1%
General Motors Corp. euro 1.25% 12/20/04	JPY	50,000	455
Renault SA 0.3313% 4/23/07 (h)	JPY	200,000	1,805
Volkswagen Financial Services NV 5.5% 9/20/06	GBP	500	909
			3,169
Hotels, Restaurants & Leisure - 2.5%
Domino's, Inc. 8.25% 7/1/11		864	933
Gaylord Entertainment Co. 8% 11/15/13		2,055	2,160
Hilton Hotels Corp.:
7.625% 12/1/12		1,420	1,658
8.25% 2/15/11		3,235	3,817
ITT Corp. 7.375% 11/15/15		2,850	3,103
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,825
6.5% 7/31/09		2,865	2,965
MGM MIRAGE:
6% 10/1/09 (g)		1,360	1,374
6.75% 9/1/12 (g)		4,210	4,352
8.5% 9/15/10		275	313
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,845	1,762
Penn National Gaming, Inc. 8.875% 3/15/10		3,450	3,782
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		3,010	3,191
Speedway Motorsports, Inc.:
6.75% 6/1/13		3,050	3,180
6.75% 6/1/13 (g)		1,110	1,157
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		$ 1,925	$ 2,074
7.875% 5/1/12		1,480	1,672
Station Casinos, Inc.:
6% 4/1/12		2,740	2,815
6.5% 2/1/14		2,620	2,679
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		4,080	4,478
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		8,065	4,073
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,180
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		430	493
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		885	947
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,375
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		3,056	3,774
			66,132
Household Durables - 0.6%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,510	1,665
D.R. Horton, Inc.:
7.875% 8/15/11		1,175	1,334
8% 2/1/09		1,925	2,156
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13		4,210	4,526
KB Home 8.625% 12/15/08		1,800	2,034
Standard Pacific Corp.:
7.75% 3/15/13		1,000	1,085
9.25% 4/15/12		305	351
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,395	1,580
William Lyon Homes, Inc. 7.5% 2/15/14		1,760	1,795
			16,526
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (g)		950	967
Media - 5.9%
AMC Entertainment, Inc.:
8% 3/1/14 (g)		2,000	1,880
8.625% 8/15/12 (g)		1,790	1,888
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AMC Entertainment, Inc.: - continued
9.5% 2/1/11		$ 10	$ 10
9.875% 2/1/12		2,000	2,080
Cablevision Systems Corp. 8% 4/15/12 (g)		15,055	15,657
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)		3,000	2,985
Cinemark USA, Inc. 9% 2/1/13		640	715
Cinemark, Inc. 0% 3/15/14 (e)		6,865	4,720
Corus Entertainment, Inc. 8.75% 3/1/12		1,875	2,067
CSC Holdings, Inc.:
6.75% 4/15/12 (g)		5,610	5,624
7.625% 4/1/11		3,575	3,763
7.625% 7/15/18		8,865	9,087
7.875% 2/15/18		3,320	3,436
Dex Media, Inc.:
0% 11/15/13 (e)(g)		130	95
0% 11/15/13 (e)		2,970	2,168
8% 11/15/13		7,040	7,374
EchoStar DBS Corp.:
6.375% 10/1/11		5,255	5,308
6.625% 10/1/14 (g)		5,130	5,085
9.125% 1/15/09		948	1,052
10.375% 10/1/07		25	26
Entravision Communications Corp. 8.125% 3/15/09		3,380	3,583
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	1,513
Haights Cross Operating Co. 11.75% 8/15/11		2,700	2,970
Houghton Mifflin Co.:
0% 10/15/13 (e)		15,995	9,757
8.25% 2/1/11		2,845	2,973
9.875% 2/1/13		5,575	5,854
IMAX Corp. 9.625% 12/1/10 (g)		2,870	2,870
Innova S. de R.L. 9.375% 9/19/13		9,825	10,734
Lamar Media Corp. 7.25% 1/1/13		390	419
LBI Media, Inc. 10.125% 7/15/12		890	995
PanAmSat Corp. 6.375% 1/15/08		920	936
PEI Holdings, Inc. 11% 3/15/10		2,331	2,698
Radio One, Inc. 8.875% 7/1/11		2,590	2,855
Corporate Bonds - continued
		Principal Amount (000s) (d))	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		$ 4,230	$ 4,399
10.375% 9/1/14 (g)		4,770	4,985
Rogers Cable, Inc.:
5.5% 3/15/14		1,535	1,412
6.25% 6/15/13		5,295	5,176
7.875% 5/1/12		670	700
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,140
Susquehanna Media Co. 7.375% 4/15/13		1,090	1,145
The Reader's Digest Association, Inc. 6.5% 3/1/11		5,510	5,675
The Walt Disney Co. 0.72% 10/19/04 (h)	JPY	200,000	1,818
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		3,795	3,876
yankee 10.5% 2/15/07		295	301
Videotron LTEE 6.875% 1/15/14		780	800
			155,604
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08		1,600	1,668
Specialty Retail - 0.4%
AutoNation, Inc. 9% 8/1/08		2,640	3,043
Blockbuster, Inc. 9% 9/1/12 (g)		2,370	2,447
CSK Automotive, Inc. 7% 1/15/14		620	605
Hollywood Entertainment Corp. 9.625% 3/15/11		1,390	1,501
J. Crew Intermediate LLC 0% 5/15/08 (e)		1,740	1,583
			9,179
TOTAL CONSUMER DISCRETIONARY			261,073
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Jean Coutu Group, Inc. 7.625% 8/1/12 (g)		930	946
Food Products - 0.4%
Dean Foods Co.:
6.625% 5/15/09		40	42
6.9% 10/15/17		1,050	1,061
Doane Pet Care Co.:
9.75% 5/15/07		4,055	3,933
10.75% 3/1/10		1,050	1,124
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Hines Nurseries, Inc. 10.25% 10/1/11		$ 520	$ 551
Michael Foods, Inc. 8% 11/15/13		610	634
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		2,755	2,590
			9,935
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	351
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	735
Tobacco - 0.0%
Gallaher Group PLC 4.625% 6/10/11	EUR	500	629
TOTAL CONSUMER STAPLES			12,596
ENERGY - 5.0%
Energy Equipment & Services - 0.5%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	3,032
Grant Prideco, Inc.:
9% 12/15/09		170	190
9.625% 12/1/07		230	259
Hanover Compressor Co. 8.625% 12/15/10		720	781
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		3,910	4,589
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,247
SESI LLC 8.875% 5/15/11		30	32
			14,130
Oil & Gas - 4.5%
Belden & Blake Corp. 8.75% 7/15/12 (g)		2,225	2,359
Chesapeake Energy Corp.:
6.875% 1/15/16		2,509	2,609
7% 8/15/14 (g)		1,135	1,197
7.5% 6/15/14		1,115	1,215
7.75% 1/15/15		1,860	2,027
El Paso Corp. 7.875% 6/15/12		2,915	2,871
El Paso Energy Corp.:
7.375% 12/15/12		370	353
7.75% 1/15/32		6,000	5,198
7.8% 8/1/31		2,270	1,981
8.05% 10/15/30		170	149
Corporate Bonds - continued
		Principal Amount (000s) (d))	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
El Paso Production Holding Co. 7.75% 6/1/13		$ 5,000	$ 4,950
Encore Acquisition Co. 8.375% 6/15/12		3,295	3,592
Energy Partners Ltd. 8.75% 8/1/10		5,155	5,567
EXCO Resources, Inc. 7.25% 1/15/11		880	933
Forest Oil Corp. 8% 12/15/11		190	213
General Maritime Corp. 10% 3/15/13		4,420	5,017
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12		1,485	1,856
Houston Exploration Co. 7% 6/15/13		680	707
InterNorth, Inc. 9.625% 3/15/06 (c)		1,490	387
OAO Gazprom 9.625% 3/1/13		4,130	4,590
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)		2,402	2,402
9% 5/1/09 (Reg. S)		4,683	4,859
Petroleos Mexicanos 9.25% 3/30/18		3,910	4,702
Plains Exploration & Production Co. 7.125% 6/15/14 (g)		1,320	1,439
Plains Exploration & Production Co.:
Series B, 8.75% 7/1/12		2,640	2,970
8.75% 7/1/12		1,500	1,688
Range Resources Corp. 7.375% 7/15/13		3,120	3,292
Ship Finance International Ltd. 8.5% 12/15/13		7,525	7,525
Teekay Shipping Corp. 8.875% 7/15/11		5,465	6,230
The Coastal Corp.:
6.375% 2/1/09		650	619
7.75% 6/15/10		3,355	3,355
7.75% 10/15/35		240	206
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,156
Williams Companies, Inc.:
7.125% 9/1/11		2,270	2,491
7.625% 7/15/19		11,455	12,543
7.75% 6/15/31		2,375	2,399
7.875% 9/1/21		5,350	5,845
8.125% 3/15/12		795	910
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32		$ 4,830	$ 5,385
YPF SA yankee 9.125% 2/24/09		1,391	1,534
			119,321
TOTAL ENERGY			133,451
FINANCIALS - 8.8%
Capital Markets - 0.7%
Banco BPI SA 0.1013% 2/12/07 (h)	JPY	200,000	1,815
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)		10,990	11,869
Goldman Sachs Group, Inc. 6.125% 2/14/17	GBP	2,000	3,736
Merrill Lynch & Co., Inc. 0.3719% 5/28/08 (h)	JPY	200,000	1,825
			19,245
Commercial Banks - 0.7%
ABN-AMRO Bank NV 2.195% 1/23/08 (h)	EUR	1,500	1,865
ASB Bank Ltd. 0.0525% 7/27/05 (h)	JPY	300,000	2,716
Banco Santander Central Hispano SA 0% 2/23/06 (h)	EUR	1,500	1,864
Banque Federative du Credit Mutuel (BFCM) 2.22% 7/24/06 (h)	EUR	1,500	1,863
Japan Development Bank 1.7% 9/20/22	JPY	350,000	2,970
NIB Capital Bank NV 0.1013% 2/17/09 (h)	JPY	350,000	3,176
San Paolo IMI Spa 2.416% 6/28/16 (h)	EUR	1,000	1,244
Westpac Banking Corp. 2.2371% 1/27/06 (h)	CAD	1,500	1,188
			16,886
Consumer Finance - 0.4%
Chester Asset Receivables Dealings PLC 2.957% 9/15/13 (h)	EUR	500	624
Cumbernauld Funding 5.2% 3/16/09	GBP	600	1,086
Ford Credit Australia Ltd. 0% 1/5/07 (h)	EUR	250	317
General Motors Acceptance Corp. 0% 7/5/05 (h)	EUR	2,000	2,512
General Motors Acceptance Corp. of Canada Ltd. 3.866% 9/12/08 (h)	EUR	1,750	2,232
Household Finance Corp. 6.25% 8/19/19	GBP	2,000	3,846
Metris Companies, Inc. 10.125% 7/15/06		470	463
			11,080
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 5.6%
Ahold Finance USA, Inc. 8.25% 7/15/10		$ 4,485	$ 5,023
Arch Western Finance LLC 6.75% 7/1/13 (g)		2,450	2,609
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (g)		3,000	3,364
BAT International Finance PLC 0% 4/3/06 (h)	EUR	2,000	2,504
Caixa Finance BV 2.164% 11/21/06 (h)	EUR	2,000	2,486
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	15,000	12,132
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,355
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)		1,400	868
10.25% 1/15/10		3,300	2,607
Chukchansi Economic Development Authority 14.5% 6/15/09 (g)		470	588
Citigroup Global Markets Holdings, Inc. 5.01% 2/20/07 (h)	GBP	1,000	1,812
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (e)(g)		2,790	1,709
Series B, 0% 10/1/14 (e)(g)		8,150	4,870
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	450	837
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		729	808
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		2,910	3,136
FIMEP SA 10.5% 2/15/13		5,965	6,994
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,915	2,174
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (g)		1,935	2,051
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (g)		2,510	2,510
9.875% 10/15/14 (g)		3,740	3,740
Huntsman Advanced Materials LLC:
11% 7/15/10 (g)		1,280	1,482
11.86% 7/15/08 (g)(h)		1,610	1,682
Hurricane Finance BV:
9.625% 2/12/10 (g)		885	956
9.625% 2/12/10 (Reg. S)		675	729
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
IOS Capital LLC 7.25% 6/30/08		$ 99	$ 103
Ispat Inland ULC 9.75% 4/1/14		2,125	2,338
Japan Finance Corp. for Municipal Enterprises 1.35% 11/26/13	JPY	275,000	2,487
Jostens Holding Corp. 0% 12/1/13 (e)		3,060	2,096
Jostens IH Corp. 7.625% 10/1/12 (g)		1,360	1,367
Level 3 Financing, Inc. 10.75% 10/15/11 (g)		5,670	4,763
MDP Acquisitions PLC 9.625% 10/1/12		1,000	1,143
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		2,875	2,882
9.75% 1/30/08 (g)		4,050	4,293
9.75% 1/30/08 (Reg. S)		175	186
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,700	1,821
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		3,065	3,142
Pemex Project Funding Master Trust:
3.18% 6/15/10 (g)(h)		3,265	3,298
3.4% 10/15/09 (g)(h)		3,420	3,557
6.625% 4/4/10	EUR	500	674
8.625% 2/1/22		5,985	6,815
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		5,510	6,598
Punch Taverns Finance PLC:
5.1488% 4/15/09 (h)	GBP	500	819
euro 7.567% 4/15/26	GBP	500	1,043
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (g)		340	386
10.875% 12/15/12 (g)		530	644
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (g)		4,100	4,346
Sealed Air Finance euro 5.625% 7/19/06	EUR	750	956
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,036	3,446
11% 2/15/13		1,909	2,272
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		7,400	8,621
Volkswagen International Finance NV 0.1513% 2/9/06 (h)	JPY	300,000	2,719
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11		830	896
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (g)		$ 3,575	$ 3,745
Xerox Capital Trust I 8% 2/1/27		2,800	2,737
			149,219
Real Estate - 0.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (g)		3,370	3,547
BF Saul REIT 7.5% 3/1/14		4,460	4,527
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,745	3,951
La Quinta Properties, Inc.:
7% 8/15/12 (g)		1,590	1,681
8.875% 3/15/11		2,660	2,983
Senior Housing Properties Trust:
7.875% 4/15/15		2,420	2,626
8.625% 1/15/12		3,610	4,016
			23,331
Thrifts & Mortgage Finance - 0.5%
Granite Mortgages PLC:
2.485% 1/20/43 (h)	EUR	600	748
5.11% 3/20/44 (h)	GBP	1,000	1,811
Holmes Financing #8 PLC 4.9788% 7/15/40 (h)	GBP	1,000	1,810
Opera Finance PLC 5.1772% 7/31/13 (h)	GBP	1,500	2,719
Permanent Financing #1 PLC 5.1% 6/10/09 (h)	EUR	344	450
Southern Pacific Securities Series 2004 2, 5.1487% 6/10/25 (h)	GBP	2,500	4,530
			12,068
TOTAL FINANCIALS			231,829
HEALTH CARE - 2.4%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12 (g)		770	803
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12		1,785	1,990
Health Care Providers & Services - 2.1%
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,289
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
AmerisourceBergen Corp.:
7.25% 11/15/12		$ 1,690	$ 1,825
8.125% 9/1/08		635	703
Beverly Enterprises, Inc. 7.875% 6/15/14 (g)		5,415	5,781
Concentra Operating Corp. 9.125% 6/1/12 (g)		705	772
Genesis HealthCare Corp. 8% 10/15/13		500	543
HCA, Inc. 6.75% 7/15/13		4,500	4,765
Mariner Health Care, Inc. 8.25% 12/15/13 (g)		1,280	1,363
National Nephrology Associates, Inc. 9% 11/1/11 (g)		700	809
PacifiCare Health Systems, Inc. 10.75% 6/1/09		1,037	1,190
Psychiatric Solutions, Inc. 10.625% 6/15/13		550	623
Service Corp. International (SCI) 6.75% 4/1/16 (g)		4,200	4,200
Tenet Healthcare Corp. 9.875% 7/1/14 (g)		4,095	4,249
Triad Hospitals, Inc. 7% 11/15/13		5,765	5,823
U.S. Oncology, Inc.:
9% 8/15/12 (g)		1,660	1,702
10.75% 8/15/14 (g)		6,685	6,886
Vanguard Health Holding Co. I 0% 10/1/15 (e)(g)		5,890	3,357
Vanguard Health Holding Co. II LLC 9% 10/1/14 (g)		8,540	8,551
			57,431
Pharmaceuticals - 0.2%
Leiner Health Products, Inc. 11% 6/1/12 (g)		2,435	2,587
VWR International, Inc.:
6.875% 4/15/12 (g)		920	955
8% 4/15/14 (g)		920	966
			4,508
TOTAL HEALTH CARE			64,732
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11		1,825	1,989
BE Aerospace, Inc.:
8.5% 10/1/10		280	304
8.875% 5/1/11		1,655	1,676
Transdigm, Inc. 8.375% 7/15/11		900	959
Vought Aircraft Industries, Inc. 8% 7/15/11		905	871
			5,799
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		$ 5,122	$ 2,919
7.379% 5/23/16		1,504	857
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		168	132
6.748% 9/15/18		163	124
6.795% 2/2/20		196	156
6.8% 7/2/07		102	80
6.9% 7/2/18		1,096	844
8.312% 10/2/12		1,531	1,103
8.321% 11/1/06		630	586
8.388% 5/1/22		83	62
Delta Air Lines, Inc. 7.9% 12/15/09		245	71
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,190	1,069
7.711% 9/18/11		1,225	637
7.779% 11/18/05		245	93
7.92% 5/18/12		4,195	2,098
10.06% 1/2/16		160	72
Northwest Airlines Corp. 10% 2/1/09		2,020	1,414
Northwest Airlines, Inc. 9.875% 3/15/07		175	131
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		229	158
7.691% 4/1/17		571	440
7.95% 9/1/16		1,379	1,075
8.07% 1/2/15		2,086	1,356
8.304% 9/1/10		241	183
NWA Trust 10.23% 6/21/14		333	289
			15,949
Building Products - 0.2%
ERICO International Corp. 8.875% 3/1/12		370	376
Jacuzzi Brands, Inc. 9.625% 7/1/10		5,640	6,232
			6,608
Commercial Services & Supplies - 0.4%
Allied Security Escrow Corp. 11.375% 7/15/11 (g)		1,630	1,720
Allied Waste North America, Inc. 6.5% 11/15/10		2,670	2,630
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		220	198
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc.: - continued
9.25% 5/1/21		$ 250	$ 270
JohnsonDiversey, Inc. 9.625% 5/15/12		680	765
Worldspan LP 9.625% 6/15/11		4,140	3,757
			9,340
Construction & Engineering - 0.2%
Blount, Inc. 8.875% 8/1/12		1,590	1,685
Fluor Corp. 6.95% 3/1/07		1,750	1,838
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13		790	681
			4,204
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		3,930	4,362
Machinery - 0.1%
Cummins, Inc.:
7.125% 3/1/28		2,195	2,195
9.5% 12/1/10 (h)		290	334
Navistar International Corp. 7.5% 6/15/11		860	918
			3,447
Marine - 0.2%
OMI Corp. 7.625% 12/1/13		6,465	6,691
Road & Rail - 0.8%
Grupo TMM SA de CV 10.5% 8/1/07 (g)		2,803	2,522
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,265	3,330
9.5% 10/1/08		270	298
TFM SA de CV yankee:
10.25% 6/15/07		2,181	2,241
11.75% 6/15/09		12,628	12,691
			21,082
TOTAL INDUSTRIALS			77,482
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 13,295	$ 10,702
6.5% 1/15/28		270	220
			10,922
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. 7.875% 7/1/11		8,140	8,486
IT Services - 0.3%
Iron Mountain, Inc.:
6.625% 1/1/16		4,645	4,506
8.25% 7/1/11		620	646
8.625% 4/1/13		1,080	1,177
			6,329
Office Electronics - 1.0%
Xerox Corp.:
6.875% 8/15/11		4,180	4,368
7.125% 6/15/10		2,970	3,148
7.625% 6/15/13		17,830	19,256
			26,772
Semiconductors & Semiconductor Equipment - 0.6%
AMI Semiconductor, Inc. 10.75% 2/1/13		889	1,031
Freescale Semiconductor, Inc. 7.125% 7/15/14 (g)		6,190	6,438
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		940	1,083
Semiconductor Note Participation Trust 0% 8/4/11 (g)		740	1,014
Viasystems, Inc. 10.5% 1/15/11		5,785	5,525
			15,091
TOTAL INFORMATION TECHNOLOGY			67,600
MATERIALS - 5.5%
Chemicals - 1.8%
America Rock Salt Co. LLC 9.5% 3/15/14 (g)		3,405	3,524
BOC Group PLC 2.235% 7/19/05 (h)	EUR	1,500	1,866
Braskem SA 12.5% 11/5/08		895	998
Compass Minerals Group, Inc. 10% 8/15/11		1,260	1,399
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		1,330	1,510
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Georgia Gulf Corp. 7.125% 12/15/13		$ 920	$ 948
Huntsman ICI Chemicals LLC 10.125% 7/1/09		4,115	4,321
Huntsman ICI Holdings LLC 0% 12/31/09		3,465	1,836
Huntsman International LLC 9.875% 3/1/09		675	737
Huntsman LLC:
8.8% 7/15/11 (g)(h)		830	876
11.625% 10/15/10		980	1,137
Innophos, Inc. 8.875% 8/15/14 (g)		680	723
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		7,220	5,957
Lyondell Chemical Co.:
9.5% 12/15/08		1,655	1,798
9.625% 5/1/07		380	410
9.875% 5/1/07		210	221
11.125% 7/15/12		2,780	3,225
Millennium America, Inc.:
9.25% 6/15/08		2,310	2,527
9.25% 6/15/08 (g)		1,350	1,477
Phibro Animal Health Corp. 13% 12/1/07 unit (g)		1,850	2,017
Pliant Corp. 0% 6/15/09 (e)		4,385	3,705
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		755	770
Solutia, Inc.:
6.72% 10/15/37 (c)		235	155
7.375% 10/15/27 (c)		7,380	4,871
			47,008
Containers & Packaging - 1.0%
BWAY Corp. 10% 10/15/10		2,380	2,570
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,000	2,633
8% 4/15/23		4,690	4,385
Crown European Holdings SA:
9.5% 3/1/11		3,150	3,512
10.875% 3/1/13		1,005	1,171
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		2,000	2,110
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11		910	969
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.: - continued
8.25% 5/15/13		$ 3,550	$ 3,781
8.875% 2/15/09		4,595	4,986
			26,117
Metals & Mining - 1.7%
Century Aluminum Co. 7.5% 8/15/14 (g)		1,000	1,050
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,460	1,226
0% 6/1/13 (e)		3,710	2,931
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		10,465	10,491
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (g)		1,670	1,779
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,685	5,450
10.125% 2/1/10		3,595	4,062
International Steel Group, Inc. 6.5% 4/15/14 (g)		6,710	6,710
Luscar Coal Ltd. 9.75% 10/15/11		1,400	1,589
Massey Energy Co. 6.625% 11/15/10		1,655	1,729
Oregon Steel Mills, Inc. 10% 7/15/09		3,395	3,709
Peabody Energy Corp. 6.875% 3/15/13		1,910	2,048
Steel Dynamics, Inc. 9.5% 3/15/09		3,095	3,420
			46,194
Paper & Forest Products - 1.0%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14		2,250	2,149
Georgia-Pacific Corp.:
7.375% 12/1/25		3,670	3,904
8% 1/15/24		6,005	6,793
8.875% 5/15/31		1,420	1,704
9.375% 2/1/13		3,715	4,365
Millar Western Forest Products Ltd. 7.75% 11/15/13		2,405	2,525
Norske Skog Canada Ltd. 8.625% 6/15/11		1,420	1,537
Stone Container Corp.:
8.375% 7/1/12		1,760	1,954
9.75% 2/1/11		1,790	1,987
			26,918
TOTAL MATERIALS			146,237
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 3.7%
Empresa Brasileira de Telecomm SA 11% 12/15/08		$ 6,685	$ 7,404
Eschelon Operating Co. 8.375% 3/15/10		2,015	1,612
MCI, Inc.:
6.688% 5/1/09		138	133
7.735% 5/1/14		1,635	1,541
Mobifon Holdings BV 12.5% 7/31/10		9,600	11,280
NTL Cable PLC 8.75% 4/15/14 (g)		14,255	15,395
Qwest Corp. 9.125% 3/15/12 (g)		22,205	24,426
Qwest Services Corp. 14.5% 12/15/14 (g)(h)		1,925	2,329
Telefonica de Argentina SA 9.125% 11/7/10		2,670	2,703
Telenet Group Holding NV 0% 6/15/14 (e)(g)		15,660	11,510
U.S. West Communications:
6.875% 9/15/33		8,020	6,657
7.125% 11/15/43		325	275
7.2% 11/10/26		3,595	3,137
7.25% 9/15/25		1,560	1,404
7.25% 10/15/35		1,780	1,526
7.5% 6/15/23		2,840	2,592
8.875% 6/1/31		3,020	2,982
			96,906
Wireless Telecommunication Services - 3.5%
American Cellular Corp. 10% 8/1/11		305	249
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		8,245	8,719
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)		2,760	2,629
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		5,865	6,144
7.5% 12/1/13		2,260	2,367
9.375% 8/1/11		2,940	3,381
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		1,605	1,834
Globe Telecom, Inc. 9.75% 4/15/12		1,750	1,938
Kyivstar GSM 10.375% 8/17/09 (g)		3,045	3,251
Millicom International Cellular SA 10% 12/1/13 (g)		10,580	10,580
Nextel Communications, Inc.:
5.95% 3/15/14		1,730	1,691
6.875% 10/31/13		6,310	6,539
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
7.375% 8/1/15		$ 23,405	$ 25,102
Rogers Wireless, Inc.:
6.375% 3/1/14		4,195	3,838
9.625% 5/1/11		2,955	3,287
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		2,810	2,796
UbiquiTel Operating Co.:
9.875% 3/1/11		505	528
9.875% 3/1/11 (g)		1,720	1,797
Western Wireless Corp. 9.25% 7/15/13		7,125	7,268
			93,938
TOTAL TELECOMMUNICATION SERVICES			190,844
UTILITIES - 3.1%
Electric Utilities - 0.2%
Illinois Power Co.:
7.5% 6/15/09		95	108
11.5% 12/15/10		3,455	4,094
Nevada Power Co. 10.875% 10/15/09		130	151
Sierra Pacific Power Co. 6.25% 4/15/12 (g)		920	938
			5,291
Gas Utilities - 1.7%
ANR Pipeline, Inc.:
7.375% 2/15/24		2,915	2,919
8.875% 3/15/10		570	639
9.625% 11/1/21		6,005	7,146
Northwest Pipeline Corp.:
6.625% 12/1/07		305	324
8.125% 3/1/10		530	591
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	8,938
8% 3/1/32		7,365	7,586
8.875% 3/15/10		670	751
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,208
7.5% 4/1/17		6,425	6,682
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37		$ 1,550	$ 1,542
8.375% 6/15/32		1,570	1,680
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		1,410	1,417
6.25% 1/15/08		1,140	1,197
7% 8/15/11		300	329
8.875% 7/15/12		1,400	1,694
			44,643
Multi-Utilities & Unregulated Power - 1.2%
AES Corp.:
7.75% 3/1/14		2,770	2,836
8.75% 5/15/13 (g)		2,640	2,963
8.875% 2/15/11		878	973
9% 5/15/15 (g)		1,980	2,237
Calpine Corp.:
8.5% 7/15/10 (g)		2,285	1,742
8.75% 7/15/13 (g)		12,540	9,436
9.875% 12/1/11 (g)		650	507
CMS Energy Corp.:
7.5% 1/15/09		470	492
8.5% 4/15/11		840	917
9.875% 10/15/07		3,190	3,529
Enron Corp.:
6.4% 7/15/06 (c)		865	225
6.625% 11/15/05 (c)		3,510	913
6.725% 11/15/37 (c)		1,090	289
6.75% 8/1/09 (c)		880	229
6.875% 10/15/07 (c)		2,120	551
6.95% 7/15/28 (c)		1,920	509
7.125% 5/15/07 (c)		375	98
7.375% 5/15/19 (c)		2,200	567
7.875% 6/15/49 (c)		375	98
8.375% 5/23/05 (c)		3,980	1,015
9.125% 4/1/49 (c)		80	21
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Enron Corp.: - continued
9.875% 6/15/49 (c)		$ 345	$ 90
Sierra Pacific Resources 8.625% 3/15/14 (g)		3,000	3,240
			33,477
TOTAL UTILITIES			83,411
TOTAL NONCONVERTIBLE BONDS			1,269,255
TOTAL CORPORATE BONDS (Cost $1,225,372)			1,272,091
U.S. Government and Government Agency Obligations - 20.0%

U.S. Government Agency Obligations - 5.9%
Fannie Mae:
3.25% 1/15/08		26,250	26,203
5.125% 1/2/14		10,000	10,187
6% 5/15/11		12,775	14,107
6.25% 2/1/11		80	88
Federal Home Loan Bank:
3% 8/15/05		45,000	45,268
5.8% 9/2/08		960	1,039
Freddie Mac:
1.5% 8/15/05		300	298
2.875% 12/15/06		1,820	1,818
3.625% 9/15/08		25,005	25,133
4.375% 2/4/10		4,900	4,903
4.5% 1/15/14		12,320	12,259
Private Export Funding Corp. secured 5.685% 5/15/12		3,235	3,509
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		2,912	2,980
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,008
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			155,800
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.7%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		$ 26,174	$ 33,210
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		80,388	81,744
2% 1/15/14		9,431	9,657
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			124,611
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bonds:
6.125% 8/15/29		16,500	19,230
9% 11/15/18		3,000	4,366
11.25% 2/15/15		3,870	6,158
U.S. Treasury Notes:
1.625% 2/28/06		500	495
2.375% 8/31/06		30,000	29,889
2.5% 5/31/06		31,500	31,514
3.125% 5/15/07		25,000	25,211
3.25% 1/15/09		50,700	50,724
4.25% 8/15/13		2,000	2,030
4.25% 11/15/13		27,000	27,348
4.75% 5/15/14		12,170	12,775
5% 2/15/11		14,200	15,267
5% 8/15/11		1,000	1,075
5.625% 5/15/08		3,847	4,183
5.75% 8/15/10		18,000	20,066
TOTAL U.S. TREASURY OBLIGATIONS			250,331
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $525,789)			530,742
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.5%
4% 8/1/18 to 8/1/19		15,449	15,082
5% 2/1/18 to 7/1/34		15,771	15,801
5.5% 10/1/16 to 3/1/18		7,517	7,786
6.5% 1/1/29 to 8/1/31		674	708
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $39,366)			39,377
Collateralized Mortgage Obligations - 0.2%
		Principal Amount (000s) (d)	Value (000s)
Private Sponsor - 0.1%
Holmes Financing #8 PLC floater Series 3 Class C, 2.965% 7/15/40 (h)	EUR	$ 500	$ 623
Interstar Millennium Trust Series 2004-4E Class A1, 2.3296% 11/14/36 (h)	EUR	650	809
TOTAL PRIVATE SPONSOR			1,432
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30		612	614
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		412	416
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2770 Class UD, 4.5% 5/15/17		1,800	1,773
TOTAL U.S. GOVERNMENT AGENCY			2,803
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,274)			4,235
Foreign Government and Government Agency Obligations - 22.1%

Argentine Republic 1.98% 8/3/12 (h)		5,180	3,828
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,250	1,163
par B 6.75% 3/21/21		250	233
value recovery A rights 1/2/21 (i)		1,250,000	0
value recovery B rights 1/2/21 (i)		1,250,000	0
Belgian Kingdom 5% 9/28/12	EUR	5,000	6,697
Bogota Distrito Capital:
9.5% 12/12/06 (g)		480	518
9.5% 12/12/06 (Reg. S)		4,289	4,632
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		37,312	36,916
debt conversion bond 2.125% 4/15/12 (h)		2,795	2,593
par Z-L 6% 4/15/24		2,610	2,333
11% 8/17/40		11,140	12,499
12% 4/15/10		2,120	2,532
12.25% 3/6/30		3,035	3,756
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Brazilian Federative Republic: - continued
12.75% 1/15/20		$ 2,505	$ 3,181
Canadian Government:
4.5% 9/1/07	CAD	30,000	24,409
5.25% 6/1/12	CAD	1,300	1,083
5.5% 6/1/09	CAD	9,150	7,719
5.75% 6/1/29	CAD	20,100	17,380
Central Bank of Nigeria:
Brady 6.25% 11/15/20		1,750	1,645
promissory note 5.092% 1/5/10		2,164	2,044
warrants 11/15/20 (a)(i)		3,250	1
City of Kiev 8.75% 8/8/08		6,840	7,182
Colombian Republic:
10.75% 1/15/13		4,570	5,240
11.75% 2/25/20		2,770	3,393
Dominican Republic:
Brady 2.75% 8/30/09 (h)		5,360	3,993
2.4381% 8/30/24 (h)		1,730	1,254
9.5% 9/27/06 (Reg. S)		605	514
Ecuador Republic:
8% 8/15/30 (Reg. S) (f)		3,215	2,620
12% 11/15/12 (Reg. S)		5,820	5,747
euro par 4.75% 2/28/25 (f)		575	361
Finnish Government 5.375% 7/4/13	EUR	2,500	3,441
German Federal Republic:
4.25% 1/4/14	EUR	6,700	8,520
4.5% 7/4/09	EUR	49,300	64,610
4.75% 7/4/34	EUR	13,000	16,454
5% 2/17/06	EUR	3,210	4,130
5% 1/4/12	EUR	19,500	26,208
5% 7/4/12	EUR	5,540	7,436
5.25% 1/4/11	EUR	10,200	13,871
Hellenic Republic 3.25% 6/21/07	EUR	700	878
Italian Republic 5.25% 11/1/29	EUR	6,500	8,646
Ivory Coast Brady FLIRB A 2% 3/29/18 (c)(f)	FRF	14,425	451
Japan Government:
0.2% 7/20/06	JPY	1,380,000	12,566
1.5% 3/20/14	JPY	2,925,000	26,842
2.4% 6/20/24	JPY	190,000	1,825
Lebanese Republic:
10.125% 8/6/08		1,560	1,741
10.25% 10/6/09 (Reg. S)		705	804
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Panamanian Republic:
9.625% 2/8/11		$ 845	$ 968
10.75% 5/15/20		2,535	3,042
Peruvian Republic:
3% 3/7/27 (f)		1,425	876
9.125% 2/21/12		3,955	4,420
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		5,030	4,955
8.375% 2/15/11		7,081	7,187
9% 2/15/13		1,785	1,843
9.875% 1/15/19		3,760	3,878
Russian Federation:
5% 3/31/30 (f)(g)		1,587	1,527
5% 3/31/30 (Reg. S) (f)		32,258	31,048
euro 10% 6/26/07		6,860	7,752
South African Republic:
8.5% 6/23/17		1,915	2,322
9.125% 5/19/09		1,690	2,003
13% 8/31/10	ZAR	5,075	935
Spanish Kingdom 4.8% 10/31/06	EUR	4,800	6,227
Turkish Republic:
0% 8/24/05	TRL	4,993,930,000	2,717
0% 12/7/05	TRL	2,144,770,000	1,093
7.25% 3/15/15		1,800	1,769
10.5% 1/13/08		1,995	2,269
11% 1/14/13		4,295	5,267
11.75% 6/15/10		5,661	7,027
25% 11/16/05	TRL	4,538,188,000	3,041
Ukraine Cabinet of Ministers 7.65% 6/11/13 (g)		1,180	1,180
Ukraine Government:
6.875% 3/4/11 (g)		1,140	1,121
7.65% 6/11/13 (Reg. S)		340	340
United Kingdom, Great Britain & Northern Ireland:
4.5% 3/7/07	GBP	200	361
4.75% 9/7/15	GBP	800	1,438
6% 12/7/28	GBP	7,200	15,517
6.25% 11/25/10	GBP	6,040	11,790
8% 6/7/21	GBP	5,670	14,035
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
United Mexican States:
7.5% 4/8/33		$ 9,850	$ 10,357
8.125% 12/30/19		3,935	4,510
8.375% 1/14/11		5,055	5,927
11.5% 5/15/26		6,860	10,256
Uruguay Republic:
7.25% 2/15/11		3,585	3,370
10.5% 10/20/06	UYU	83,300	3,426
17.75% 2/4/06	UYU	52,800	1,933
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (h)		4,815	4,309
oil recovery rights 4/15/20 (i)		1,250	0
2.4006% 3/31/20 (h)		312	279
5.375% 8/7/10		1,960	1,766
8.5% 10/8/14		2,345	2,292
9.25% 9/15/27		1,615	1,592
10.75% 9/19/13		8,130	9,114
13.625% 8/15/18		1,850	2,368
euro Brady:
par W-A 6.75% 3/31/20		4,580	4,454
par W-B 6.75% 3/31/20		6,485	6,307
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		3,184	2,253
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $544,326)			586,350
Common Stocks - 1.1%
	Shares
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.2%
Volume Services America Holdings, Inc. Income Deposit Security	244,160	3,589
Media - 0.5%
NTL, Inc. (a)	223,164	13,852
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	1,600	98
TOTAL CONSUMER DISCRETIONARY		17,539
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	378,832	$ 955
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telewest Global, Inc. (a)	841,398	9,777
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (g)	98	0
TOTAL TELECOMMUNICATION SERVICES		9,777
TOTAL COMMON STOCKS (Cost $19,832)		28,271
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75% (a)	2,161	2,399
Specialty Retail - 0.1%
General Nutrition Centers Holding Co. 12.00% (g)	1,740	1,853
TOTAL CONSUMER DISCRETIONARY		4,252
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	126	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,924)		4,253
Floating Rate Loans - 1.0%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
AM General LLC:
Tranche B1, term loan 8.25% 11/1/11 (h)		$ 3,450	3,428
Tranche C2, term loan 12.75% 5/2/12 (h)		1,700	1,726
			5,154
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 6% 3/31/08 (h)		$ 3,000	$ 2,914
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09		1,390	1,522
TOTAL CONSUMER DISCRETIONARY			9,590
FINANCIALS - 0.4%
Consumer Finance - 0.1%
Metris Companies, Inc. term loan 11.15% 5/6/07 (h)		3,950	4,138
Diversified Financial Services - 0.3%
Olympus Cable Holdings LLC Tranche B term loan 6.75% 9/30/10 (h)		7,825	7,688
TOTAL FINANCIALS			11,826
UTILITIES - 0.2%
Electric Utilities - 0.2%
Astoria Energy LLC term loan:
6.9906% 4/15/12 (h)		2,600	2,639
10.725% 4/15/12 (h)		2,240	2,302
			4,941
TOTAL FLOATING RATE LOANS (Cost $24,765)			26,357
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Barclays Bank 2.875% 3/28/13 (h)		334	295
- Credit Suisse First Boston 2.875% 3/28/13 (h)		2,217	1,962
- Deutsche Bank:
2.5625% 3/21/05 (h)		710	699
2.875% 3/28/13 (h)		1,537	1,360
2.875% 3/28/13 (h)	JPY	122,040	932
- Salomon Brothers 2.5625% 3/21/05 (h)		675	665
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,709)			5,913
Certificates of Deposit - 0.1%
		Principal Amount (000s) (d)	Value (000s)
HBOS PLC 2.03% 10/11/04 (Cost $2,458)	EUR	$ 2,000	$ 2,487
Money Market Funds - 4.8%
Shares
Fidelity Cash Central Fund, 1.74% (b) (Cost $127,098)	127,098,314	127,098
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,522,913)	2,627,174
NET OTHER ASSETS - 0.8%	21,053
NET ASSETS - 100%	$ 2,648,227
Security Type Abbreviations
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
TRL	-	Turkish lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $319,889,000 or 12.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents share amount.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $2,519,955,000. Net unrealized appreciation aggregated $107,219,000, of which $126,467,000 related to appreciated investment securities and $19,248,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Spartan® Intermediate
Municipal Income Fund

September 30, 2004

1.807735.100

SIM-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.625% 7/1/13	$ 4,200	$ 4,725
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07 (FSA Insured)	2,415	2,603
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,700	1,822
5.25% 10/1/08 (MBIA Insured) (d)	3,055	3,304
5.75% 10/1/09 (MBIA Insured) (d)	3,865	4,274
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	2,460	2,719
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (e)	1,580	1,759
		21,206
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (d)	2,935	3,236
Arizona - 0.1%
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20	1,000	1,093
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,193
		2,286
California - 11.7%
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 0% 10/1/34 (MBIA Insured)	9,095	1,760
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,585
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,555
5.25% 12/1/18 (FGIC Insured)	5,000	5,501
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	3,500	3,780
5.75% 5/1/17	1,800	2,028
Series A:
5.25% 5/1/07 (MBIA Insured)	3,400	3,672
5.25% 5/1/09 (MBIA Insured)	5,400	5,994
5.25% 5/1/10 (MBIA Insured)	1,100	1,225
5.5% 5/1/15 (AMBAC Insured)	2,600	2,943
6% 5/1/15	5,700	6,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/16	$ 4,100	$ 4,392
5.25% 7/1/12	3,000	3,371
Series A:
5.25% 7/1/13 (MBIA Insured)	2,000	2,267
5.25% 7/1/14 (FGIC Insured)	1,300	1,477
Series B, 5%, tender 7/1/07 (c)	8,000	8,594
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,983
5% 12/1/11 (MBIA Insured)	8,000	8,914
5% 2/1/25	4,000	4,089
5.25% 2/1/10 (FSA Insured)	7,100	7,893
5.25% 2/1/11	4,000	4,441
5.25% 2/1/15	5,000	5,533
5.25% 2/1/16	8,500	9,339
5.5% 3/1/11	8,500	9,571
5.5% 4/1/13 (AMBAC Insured)	1,000	1,142
5.5% 4/1/30	1,500	1,600
5.75% 10/1/10	2,200	2,501
5.75% 10/1/10 (MBIA Insured)	3,000	3,447
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	8,442
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (c)(d)	8,000	8,185
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (c)(d)	3,000	3,055
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,075	5,738
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,989
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured) (b)	2,290	2,505
Foothill-De Anza Cmnty. College District 6% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (e)	2,000	2,357
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,914
0% 1/15/27 (a)	1,000	776
5% 1/15/16 (MBIA Insured)	1,000	1,068
5.75% 1/15/40	1,600	1,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	$ 2,000	$ 1,930
Series 2003 B:
5% 6/1/08	1,300	1,393
5.75% 6/1/22	3,600	3,735
5.75% 6/1/23	1,300	1,343
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC Insured) (d)	2,450	2,642
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	6,800	7,651
5.375% 7/1/18 (MBIA Insured)	2,100	2,356
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,405
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	3,455	4,251
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,306
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	2,000	2,167
San Diego County Ctfs. of Prtn.:
5% 10/1/06	1,135	1,201
5% 10/1/08	1,470	1,601
5.25% 10/1/10	1,620	1,788
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (d)	1,340	1,434
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,730
5.25% 1/15/30 (MBIA Insured)	1,400	1,436
Santa Maria Redev. Agcy. Lease Rev. 4% 6/1/07 (AMBAC Insured)	1,755	1,848
		208,047
Colorado - 1.8%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	3,763
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,898
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (e)	6,650	5,432
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. Series 2001, 6.625% 11/15/26	$ 2,550	$ 2,813
Denver City & County Arpt. Rev.:
Series A:
0% 11/15/04 (d)	2,070	2,065
0% 11/15/05 (MBIA Insured) (d)	2,250	2,202
Series D:
0% 11/15/05 (MBIA Insured) (d)	2,055	2,011
0% 11/15/06 (d)	4,500	4,214
Douglas and Elbert Counties School District #RE1 5.75% 12/15/20 (FGIC Insured)	1,000	1,159
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,556
Larimer County School District #R1, Poudre 5.75% 12/15/17 (Pre-Refunded to 12/15/13 @ 100) (e)	1,365	1,610
		31,723
Connecticut - 0.3%
Connecticut Gen. Oblig. Series D, 5.375% 11/15/18	4,000	4,443
District Of Columbia - 2.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,192
District of Columbia Gen. Oblig.:
Series 1998 A:
5.25% 6/1/10 (MBIA Insured)	3,000	3,262
5.25% 6/1/11 (MBIA Insured)	3,905	4,229
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	5,260	5,837
Series C, 5.75% 12/1/05 (AMBAC Insured)	1,895	1,927
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,462
(Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/16/07 (c)(e)	11,000	12,243
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,776
5.25% 10/1/10 (MBIA Insured) (d)	2,780	3,003
		37,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 3.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (e)	$ 1,025	$ 1,114
Brevard County Util. Rev.:
5% 3/1/07 (FGIC Insured)	2,500	2,670
5.25% 3/1/08 (FGIC Insured)	2,000	2,187
Broward County School District Series A, 5% 2/15/06	5,000	5,213
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,245	1,439
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
3.35%, tender 9/1/05 (c)	14,200	14,379
5.25% 11/15/11	3,735	3,981
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	18,412
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/06 (MBIA Insured)	2,640	2,799
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,667
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/07 (AMBAC Insured)	1,245	1,333
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,400	1,532
Miami-Dade County School District Series 1995, 5% 8/1/05 (MBIA Insured)	2,210	2,271
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,365	1,678
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,500	3,881
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (d)	2,000	2,221
		66,777
Georgia - 1.4%
Athens-Clarke County Unified Govt. Wtr. & Swr. Rev. 4% 1/1/05	850	855
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,781
Series A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,420
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,500	1,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Columbus Wtr. & Swr. Rev. 5.25% 5/1/07 (FSA Insured)	$ 1,425	$ 1,541
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (AMBAC Insured)	1,440	1,624
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,065
5% 1/1/10 (FSA Insured)	3,370	3,687
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,432
Georgia Muni. Elec. Auth. Pwr. Rev. 6.6% 1/1/18 (MBIA Insured)	1,585	1,975
Gwinnett County School District 5% 2/1/07	1,200	1,282
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/11 (MBIA Insured)	1,245	1,355
		24,718
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,700	4,556
Series 2001, 5.5% 7/1/06 (FGIC Insured) (d)	1,000	1,058
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	2,880	3,124
Series CY, 5.25% 2/1/10 (FSA Insured)	1,275	1,417
		10,155
Illinois - 11.0%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	716
Series A, 0% 12/1/16 (FGIC Insured)	1,000	586
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,501
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	2,100	2,347
Series A, 5.25% 1/1/22 (MBIA Insured)	1,000	1,078
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,394
Series C, 4% 1/1/09 (MBIA Insured)	3,500	3,688
5.25% 1/1/11 (FSA Insured)	2,070	2,307
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,345
Series A, 5.5% 1/1/29 (MBIA Insured)	4,000	4,169
Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,162
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	$ 10,000	$ 10,950
Series A:
5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,479
6.25% 1/1/08 (AMBAC Insured) (d)	9,820	10,721
5.5% 1/1/09 (AMBAC Insured) (d)	4,400	4,811
Chicago Park District:
Series 2001 A, 5.5% 1/1/18 (FGIC Insured)	2,400	2,651
Series A, 5.25% 1/1/21 (FGIC Insured)	1,765	1,919
Series C, 5% 1/1/10 (AMBAC Insured)	1,000	1,097
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,502
Chicago Skyway Toll Bridge Rev. Series 1996, 5.5% 1/1/23 (MBIA Insured)	1,505	1,634
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/17 (AMBAC Insured)	1,000	1,109
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A, 4.25% 6/1/08 (AMBAC Insured)	3,545	3,686
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (FSA Insured)	2,500	1,723
0% 12/1/18 (FSA Insured)	3,900	2,016
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,614
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,253
DuPage County Forest Preserve District Rev. 0% 11/1/09	4,000	3,378
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5%, tender 5/1/05 (c)(d)	7,000	7,086
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,687
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (d)	2,500	2,652
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2004 B1, 3.45%, tender 7/1/08 (c)	4,300	4,385
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (c)(d)	5,900	5,939
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,097
5.375% 7/1/15 (MBIA Insured)	1,300	1,451
5.5% 8/1/10	1,400	1,578
5.5% 2/1/18 (FGIC Insured)	1,000	1,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/19 (MBIA Insured)	$ 1,250	$ 1,395
Series A, 5% 10/1/09	1,400	1,539
5.25% 6/1/09	1,200	1,328
5.5% 4/1/17 (MBIA Insured)	2,600	2,856
5.6% 4/1/21 (MBIA Insured)	2,800	3,066
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,082
7% 5/15/22	5,000	5,554
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,776
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	2,755	3,357
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,603
6% 6/15/20	1,600	1,822
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/14 (FSA Insured)	3,700	4,175
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/15 (FGIC Insured)	2,580	2,943
5.75% 2/1/16 (FGIC Insured)	2,165	2,459
Kane, Cook & DuPage Counties School District #46 Elgin 6.375% 1/1/18 (FSA Insured)	1,000	1,174
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
0% 12/1/18 (AMBAC Insured)	4,535	2,377
5.5% 12/1/16 (MBIA Insured)	2,500	2,797
Lake County Cmnty. Consolidated School District #50, Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	3,000	3,352
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	3,852
0% 12/1/14 (FSA Insured)	5,180	3,383
0% 12/1/15 (FSA Insured)	3,810	2,360
Series D:
0% 12/1/09 (FSA Insured)	3,480	2,929
0% 12/1/10 (FSA Insured)	3,380	2,698
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	$ 2,370	$ 2,748
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,830
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	6,147
0% 6/15/16 (FGIC Insured)	2,050	1,235
0% 6/15/17 (FGIC Insured)	3,240	1,847
0% 6/15/31 (MBIA Insured)	4,900	1,185
Series 2002 A, 0% 6/15/14 (FGIC Insured)	3,895	2,606
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (FGIC Insured)	1,000	1,112
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	650
		196,029
Indiana - 3.1%
Anderson Ind. School Bldg. Corp.:
5.5% 7/15/22 (FSA Insured) (b)	2,210	2,452
5.5% 7/15/23 (FSA Insured) (b)	1,000	1,101
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	3,707
Indiana Bond Bank Rev. Series B, 5% 2/1/11 (MBIA Insured)	1,595	1,762
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.7%, tender 10/1/04 (b)(c)(d)	2,000	2,000
Indiana Office Bldg. Commission Facilities Rev. (New Castle Correctional Facility Proj.) Series 2002 A, 5.25% 7/1/09 (FGIC Insured)	2,210	2,449
Indiana Trans. Fin. Auth. Hwy. Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	816
0% 6/1/18 (AMBAC Insured)	1,700	911
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.):
6.75% 12/1/05 (AMBAC Insured)	8,185	8,582
6.75% 12/1/07 (AMBAC Insured)	3,000	3,353
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	$ 1,090	$ 1,227
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,422
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,315
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	5,000	5,216
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,844
5% 7/15/17 (FGIC Insured)	2,000	2,158
		54,920
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	3,000	2,515
Kansas - 1.0%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (c)	2,800	2,928
Series C, 2.38%, tender 9/1/05 (c)	4,000	3,995
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,443
5.25% 12/1/11 (MBIA Insured)	1,805	1,970
(Wtr. Poll. Revolving Fund Prog.):
Series II, 5.5% 11/1/19	1,000	1,127
5.5% 11/1/20	1,000	1,120
Series 2000 2, 5.75% 4/1/15 (AMBAC Insured)	1,715	1,943
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (c)	2,500	2,497
		18,023
Kentucky - 0.3%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (d)	1,645	1,771
Kentucky Property & Bldgs. Commission Revs. (#74 Proj.) 5.375% 2/1/11 (FSA Insured)	1,455	1,639
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,503
		5,913
Louisiana - 0.8%
New Orleans Gen. Oblig. 0% 9/1/05 (AMBAC Insured)	13,500	13,284
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	$ 3,310	$ 3,651
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth.:
Series A:
5.75% 7/1/18	260	294
5.75% 7/1/18 (Pre-Refunded to 7/1/10 @ 100) (e)	2,740	3,141
Series C, 5% 3/1/24	3,605	3,685
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,501
6.375% 8/1/15	2,460	2,785
6.375% 8/1/16	2,570	2,920
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	3,000	3,209
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Series B Issue E, 6% 1/1/12 (AMBAC Insured) (d)	1,660	1,692
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/11	4,000	4,552
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,514
Series 2002 B, 5% 2/1/06	10,000	10,409
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,247
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,383
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,267
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	5,500	6,167
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	7,470	7,508
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	27
		64,301
Michigan - 3.4%
Clarkston Cmnty. Schools 5.375% 5/1/22	1,000	1,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	$ 2,000	$ 2,221
5% 9/30/12 (MBIA Insured)	1,500	1,667
Detroit Gen. Oblig.:
Series A:
5% 4/1/06 (FSA Insured) (b)	2,100	2,169
5% 4/1/08 (FSA Insured) (b)	6,600	7,102
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,551
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (c)	10,000	11,012
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	190	197
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,578
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,000	1,126
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	8,915	9,445
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (e)	800	935
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,062
5.5% 3/1/17	1,885	2,001
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,119
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (e)	1,195	1,290
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,109
Michigan Muni. Bond Auth. Rev. Series G, 6.3% 11/1/05 (AMBAC Insured)	370	379
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	1,000	1,104
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,574
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,144
		59,890
Minnesota - 0.9%
Mankato Independent School District #77 Series A, 4% 2/1/07 (FSA Insured)	1,465	1,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	$ 1,250	$ 1,333
5.625% 12/1/22	575	595
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,652
Ramsey County Gen. Oblig. Series B, 5% 2/1/06	2,065	2,153
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,201
Waconia Independent School District #110 Series A:
5% 2/1/05 (FSA Insured)	535	541
5% 2/1/07 (FSA Insured)	750	801
		15,807
Mississippi - 0.2%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (d)	3,800	4,109
Missouri - 0.8%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B, 5% 2/1/12 (FGIC Insured)	2,900	3,219
Series A, 5% 2/1/08 (FGIC Insured)	1,905	2,063
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (FSA Insured)	1,000	1,114
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,505
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	2,370	2,685
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,215
		13,801
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	3,069
Nebraska - 0.2%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/07	1,975	2,055
Nebraska Pub. Pwr. District Rev. Series 2003 A, 5% 1/1/10 (AMBAC Insured)	1,435	1,580
		3,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.4%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (d)	$ 1,500	$ 1,620
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,172
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	1,500	1,588
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (d)	5,735	6,101
Clark County School District:
Series 2000 A:
5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	1,600	1,837
5.75% 6/15/20 (Pre-Refunded to 6/15/10 @ 100) (e)	2,800	3,214
Series F, 5.5% 6/15/16 (FSA Insured)	1,400	1,563
5.75% 6/15/10 (Pre-Refunded to 6/15/06 @ 101) (e)	2,100	2,260
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,537
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,484
		24,376
New Hampshire - 0.3%
Manchester School Facilities Rev.:
5.5% 6/1/20 (MBIA Insured)	1,150	1,286
5.5% 6/1/28 (MBIA Insured)	1,000	1,076
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) 5.25% 7/1/07 (AMBAC Insured)	1,880	2,031
New Hampshire Higher Edl. & Health Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) 5.7% 10/1/04	925	925
		5,318
New Jersey - 1.9%
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) (b)	1,200	1,296
New Jersey Health Care Facilities Fing. Auth. Rev. (Atlantic City Med. Ctr. Proj.) 5.25% 7/1/05	2,250	2,298
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	520	577
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/18	2,330	2,616
Series 2005 A, 5% 12/15/07 (MBIA Insured) (b)	4,000	4,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A, 5.25% 12/15/08 (MBIA Insured) (b)	$ 5,000	$ 5,412
Series C:
5.5% 6/15/19	2,200	2,460
5.5% 6/15/23	10,000	10,964
Tobacco Settlement Fing. Corp. 5.75% 6/1/32	5,145	4,732
		34,603
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (d)	1,400	1,545
Farmington Poll. Cont. Rev. (Tucson Gas & Elec. Co. Proj.) Series A, 6.1% 1/1/08 (MBIA Insured)	1,085	1,089
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (d)	2,000	2,134
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (d)	2,075	2,150
		6,918
New York - 5.6%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	4,740	5,461
5.75% 5/1/22 (FSA Insured)	2,240	2,524
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,813
5% 6/1/11	1,075	1,165
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,090	3,283
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,534
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,787
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,120
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	1,700	1,952
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (e)	305	336
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	850	925
5% 9/1/13 (FGIC Insured)	1,880	2,036
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,144
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,400	2,799
Series 2003 B, 7.5% 2/1/05	195	196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series A, 5.25% 11/1/14 (MBIA Insured)	$ 600	$ 667
Series C, 5.75% 3/15/27 (FSA Insured)	1,500	1,658
Series E, 6% 8/1/11	60	65
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,102
Series H, 5.75% 3/15/11 (FGIC Insured)	1,605	1,835
Series J:
5.875% 2/15/19	845	894
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (e)	3,155	3,376
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series C, 7.5% 7/1/10	2,500	2,869
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,400	1,535
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	855	879
Series 2003 A, 5% 3/15/09	3,000	3,279
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,150
4.875% 6/15/20	2,200	2,287
5% 6/15/15	775	824
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	1,020	1,141
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	850
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (e)	2,500	2,749
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	1,000	1,079
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	1,000	1,126
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	4,103
Series A1:
5% 6/1/11	12,750	13,357
5.25% 6/1/21 (AMBAC Insured)	2,200	2,357
5.25% 6/1/22 (AMBAC Insured)	3,450	3,675
5.5% 6/1/15	8,000	8,731
Series C1:
5.5% 6/1/14	2,700	2,944
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/20	$ 800	$ 877
Triborough Bridge & Tunnel Auth. Revs. Series Y, 6% 1/1/12 (Escrowed to Maturity) (e)	3,000	3,465
		98,949
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (d)	7,620	8,343
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,281
		9,624
North Carolina - 2.5%
Dare County Ctfs. of Prtn.:
5.25% 6/1/14 (AMBAC Insured)	1,610	1,824
5.25% 6/1/16 (AMBAC Insured)	1,580	1,760
5.25% 6/1/20 (AMBAC Insured)	1,520	1,649
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.):
Series 2004 B, 4% 6/1/06	1,200	1,242
Series B, 5.25% 6/1/17	1,400	1,554
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,282
Series A:
5.5% 1/1/11	1,545	1,691
5.75% 1/1/26	1,000	1,042
Series B:
5.875% 1/1/21 (MBIA Insured)	5,800	6,349
6% 1/1/06	5,250	5,470
6.125% 1/1/09	2,120	2,344
Series C:
5.25% 1/1/10	2,630	2,833
5.5% 1/1/07	500	531
5.5% 1/1/07 (MBIA Insured)	2,340	2,515
Series D:
5.375% 1/1/10	3,300	3,575
6% 1/1/09	4,050	4,361
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	$ 2,500	$ 2,708
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1992, 7.25% 1/1/07	1,300	1,429
		45,159
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	4,186
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,229
		5,415
Ohio - 1.1%
Bowling Green Univ. Gen. Receipts 5.75% 6/1/13 (FGIC Insured)	1,125	1,282
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	2,000	2,194
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16	1,060	1,199
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	3,400	3,881
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (c)	2,200	2,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	6,000	6,072
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	1,000	1,131
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	1,500	1,590
		19,549
Oklahoma - 0.6%
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	2,350	2,789
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (e)	3,700	4,069
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,398
		11,256
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.7%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/18 (FSA Insured)	$ 1,800	$ 1,943
Jackson County School District #9, Eagle Point 5.625% 6/15/16	2,040	2,314
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,134
Portland Gen. Oblig. Series 2004 B, 4% 6/1/06	1,300	1,346
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	1,000	1,133
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14	1,520	1,727
5.75% 8/1/17	1,950	2,206
		11,803
Pennsylvania - 2.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (d)	2,000	2,128
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series B, 5.25% 7/1/06 (MBIA Insured)	3,085	3,257
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,419
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,545
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,226
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,713
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,353
6.5% 11/1/16 (d)	1,100	1,189
(Shippingport Proj.) Series A, 5%, tender 6/1/05 (c)(d)	7,800	7,855
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,268
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,873
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,107
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District Series 2000 A, 5.75% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	$ 2,650	$ 3,050
Quaker Valley School District 5.5% 4/1/23 (FSA Insured)	1,035	1,142
Tredyffrin-Easttown School District 5.5% 2/15/14	1,595	1,778
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,520
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/08 (MBIA Insured)	2,060	2,255
		46,446
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	2,500	2,619
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,922
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,527
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (d)	2,000	2,051
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt., Inc. Proj.) 4.1%, tender 11/1/04 (c)(d)	3,000	3,003
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,738
South Carolina Pub. Svc. Auth. Rev. Series A:
5.5% 1/1/14 (FGIC Insured) (b)	1,300	1,435
5.5% 1/1/16 (FGIC Insured) (b)	2,705	2,989
		20,665
South Dakota - 0.4%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16	2,000	2,240
5.625% 12/1/17	2,115	2,367
5.625% 12/1/18	2,350	2,625
		7,232
Tennessee - 1.4%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,200	1,344
6.25% 1/1/13 (MBIA Insured)	1,700	2,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C: - continued
7.25% 1/1/10 (MBIA Insured)	$ 8,000	$ 9,592
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,939
5% 9/1/11 (MBIA Insured)	1,835	2,029
5% 9/1/13 (MBIA Insured)	2,010	2,228
5.25% 9/1/15 (MBIA Insured)	1,205	1,366
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (e)	1,200	1,382
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (e)	1,600	1,853
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,214
		24,967
Texas - 19.8%
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,120
Arlington Independent School District 0% 2/15/07	1,570	1,484
Austin Cmnty. College District 5% 8/1/18 (AMBAC Insured)	1,000	1,073
Austin Independent School District 5.7% 8/1/11	1,070	1,138
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,202
0% 11/15/12 (AMBAC Insured)	2,000	1,461
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	1,365	1,526
5.375% 5/1/16 (FSA Insured)	1,425	1,585
5.375% 5/1/17 (FSA Insured)	1,490	1,647
Birdville Independent School District:
0% 2/15/12	4,150	3,125
5% 2/15/10	1,200	1,320
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	8,180	8,388
Brazosport Independent School District (School House Proj.) 5.4% 2/15/13	1,290	1,349
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cedar Hill Independent School District:
0% 8/15/05	$ 2,830	$ 2,786
0% 8/15/07	1,465	1,373
Clint Independent School District 5.5% 8/15/18	1,000	1,110
Corpus Christi Gen. Oblig. 5% 3/1/09 (AMBAC Insured) (b)	1,505	1,633
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,215
5.75% 2/15/17	1,500	1,697
Dallas County Gen. Oblig. Series A:
0% 8/15/05	7,125	7,014
0% 8/15/06	3,500	3,367
0% 8/15/07	3,605	3,358
Del Valle Independent School District:
5.5% 2/1/10	1,275	1,433
5.5% 2/1/11	1,350	1,530
Denton County Lewisville Independent School District Series 2004, 5% 8/15/20	1,000	1,051
El Paso Wtr. & Swr. Rev. 5% 3/1/11 (AMBAC Insured)	3,100	3,426
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,209
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/11 (FSA Insured)	4,060	4,490
Garland Independent School District:
Series A:
4% 2/15/17	3,505	3,508
5% 2/15/10	1,000	1,100
5.5% 2/15/12	2,180	2,422
Harlandale Independent School District 5.5% 8/15/35	1,400	1,484
Harris County Gen. Oblig.:
(Toll Road Proj.):
Series A, 0% 8/15/18 (Pre-Refunded to 8/15/09 @ 53.836) (e)	7,500	3,500
0% 8/1/06	13,000	12,512
0% 10/1/14 (MBIA Insured)	8,530	5,643
0% 10/1/16 (MBIA Insured)	6,180	3,681
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14	2,500	2,721
5.625% 2/15/15	2,680	2,899
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) 5.5% 3/1/18 (FGIC Insured)	1,140	1,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (d)	$ 3,300	$ 3,507
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,127
Houston Gen. Oblig. Series A:
5.25% 3/1/13	250	272
5.25% 3/1/13 (Pre-Refunded to 3/1/09 @ 100) (e)	1,000	1,113
Houston Independent School District:
Series A, 0% 8/15/11	13,740	10,653
0% 8/15/10 (AMBAC Insured)	2,200	1,797
0% 8/15/15	2,000	1,257
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,097
0% 12/1/11 (AMBAC Insured)	8,250	6,332
Humble Independent School District:
0% 2/15/10	2,320	1,929
8% 2/15/05	820	838
Katy Independent School District Series A, 0% 2/15/07	2,550	2,410
Keller Independent School District Series A, 0% 8/15/12	1,590	1,171
La Joya Independent School District 5.75% 2/15/17	2,200	2,468
Lamar Consolidated Independent School District 5.25% 2/15/14	3,750	4,036
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,421
5.25% 2/15/13 (FGIC Insured)	1,335	1,393
Leander Independent School District:
7.5% 8/15/05	600	629
7.5% 8/15/07	800	916
Lewisville Independent School District 0% 8/15/08	5,000	4,383
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (e)	615	545
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,595
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,767
5.5% 2/15/14	2,280	2,549
5.5% 2/15/15	2,270	2,545
5.5% 2/15/16	3,450	3,854
5.5% 2/15/18	1,000	1,106
5.5% 2/15/19	2,530	2,790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mesquite Independent School District:
Series A, 5% 8/15/06	$ 1,000	$ 1,056
5.375% 8/15/11	1,500	1,644
Midlothian Independent School District 0% 2/15/06 (Escrowed to Maturity) (e)	1,665	1,622
Midway Independent School District 0% 8/15/19	1,400	700
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/19 (FSA Insured)	4,000	4,454
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,122
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,263
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,932
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,246
5.5% 2/15/13	2,310	2,592
5.5% 2/15/16	1,000	1,110
Pearland Independent School District Series A, 5.875% 2/15/19	1,000	1,136
Pflugerville Independent School District:
5.75% 8/15/14	1,000	1,132
5.75% 8/15/17	500	564
5.75% 8/15/19	2,000	2,253
Plano Independent School District 5.5% 2/15/13 (Pre-Refunded to 2/15/06 @ 100) (e)	1,810	1,901
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	1,210	1,343
Rio Grande City Consolidated Independent School District:
5.875% 8/15/20	2,605	2,956
5.875% 8/15/22	2,925	3,308
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,148
5.375% 2/15/18	1,370	1,497
5.625% 2/15/11	3,865	4,412
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13	1,940	2,193
5.5% 8/1/15	1,510	1,692
0% 2/15/07	7,645	7,226
5.375% 8/1/15	1,000	1,119
5.375% 8/1/17	1,050	1,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.:
Series B, 0% 2/1/06 (Escrowed to Maturity) (e)	$ 17,500	$ 17,059
5.25% 2/1/07	2,600	2,786
5.375% 2/1/17	6,000	6,652
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,623
San Benito Consolidated Independent School District 6% 2/15/25	2,300	2,592
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,329
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,999
5.375% 2/1/18	1,400	1,526
Spring Independent School District:
0% 2/15/07	5,900	5,577
5% 2/15/13	1,515	1,678
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,290
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,551
5.375% 8/1/10 (d)	1,900	2,101
5% 8/1/09 (d)	5,000	5,191
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,123
Texas Tpk. Auth. Dallas North Tollway Rev.:
5.25% 1/1/23 (FGIC Insured)	7,000	7,272
6.5% 1/1/07 (FGIC Insured)	5,090	5,558
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,700	1,840
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	4,000	4,711
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/07 (MBIA Insured)	2,500	2,686
5.25% 8/1/09 (MBIA Insured)	3,060	3,398
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,302
Waxahachie Independent School District:
0% 8/15/14	1,460	966
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,040
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,539
Webb County Gen. Oblig. 5% 2/15/09 (FGIC Insured)	1,230	1,345
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	$ 1,400	$ 1,539
5.5% 2/15/19 (FSA Insured)	3,300	3,640
Yselta Independent School District 0% 8/15/11	1,100	853
		351,891
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	1,000	1,106
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,654
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/06 (AMBAC Insured)	3,500	3,345
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	3,026
		13,131
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,155
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,360
		4,515
Virginia - 0.3%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	3,018
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (d)	1,380	1,441
5.85% 5/1/08 (d)	1,370	1,433
		5,892
Washington - 8.4%
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)(d)	1,000	1,066
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,438
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,810
5.25% 1/1/11 (FSA Insured)	1,715	1,915
5% 1/1/09 (MBIA Insured)	1,265	1,381
5% 1/1/10 (MBIA Insured)	2,000	2,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	$ 3,000	$ 1,480
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	460	516
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,647
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,204
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,347
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (e)	1,000	1,128
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	8,150
5.5% 1/1/17 (FSA Insured)	2,565	2,863
5.5% 1/1/18 (FSA Insured)	3,010	3,331
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (d)	6,225	6,742
Series B:
5.25% 9/1/07 (FGIC Insured) (d)	3,185	3,432
5.5% 9/1/08 (FGIC Insured) (d)	3,750	4,106
Series D, 5.75% 11/1/06 (FGIC Insured) (d)	3,660	3,923
Seattle Muni. Lt. & Pwr. Rev. 5.5% 3/1/08 (FSA Insured)	5,475	6,019
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000	1,112
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,813
4.5% 12/1/09 (FGIC Insured)	855	919
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,163
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21 (FSA Insured)	3,800	4,220
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	4,899
0% 12/1/12 (FGIC Insured)	6,830	4,964
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,485
Series 2001 C, 5.25% 1/1/16	3,000	3,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Series C, 5.25% 1/1/26 (FSA Insured)	$ 2,200	$ 2,307
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,730
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,432
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,326
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	10,339
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,826
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,066
0% 7/1/10	18,250	14,789
0% 7/1/12 (MBIA Insured)	4,000	2,921
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	8,250
		148,542
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	641
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,445	2,334
Fond Du Lac School District:
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,147
5.75% 4/1/14 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,147
Wisconsin Gen. Oblig.:
Series 2002 F, 5.5% 5/1/15 (FSA Insured)	1,400	1,571
Series D, 5.4% 5/1/20	1,000	1,093
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,935
5.75% 8/15/12	1,760	1,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.): - continued
6% 8/15/16	$ 1,000	$ 1,103
6.25% 8/15/22	1,600	1,738
		14,032
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,705,418)	1,783,012
NET OTHER ASSETS - (0.3)%	(6,127)
NET ASSETS - 100%	$ 1,776,885
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,705,109,000. Net unrealized appreciation aggregated $77,903,000, of which $79,770,000 related to appreciated investment securities and $1,867,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004